RISK MANAGEMENT - Risk exposure by economic sector and risk region (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	$ 212,922,513	$ 202,991,372
Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	15,614,134	15,745,530
Debt Securities | Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	15,614,134	15,745,530
Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,228,423	1,639,949
Trading equity securities | Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,228,423	1,639,949
Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	549,836	894,001
Derivative financial instruments [member] | Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	549,836	894,002
North America [member] | Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	2,218,829	1,569,943
North America [member] | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	4,467	1,472
North America [member] | Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	77,561	279,132
Latam [Member] | Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	12,160,411	14,175,587
Latam [Member] | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,181,239	1,613,783
Latam [Member] | Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	312,442	475,243
Europen [Member] | Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	30,061	0
Europen [Member] | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	0	0
Europen [Member] | Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	156,470	119,126
Others | Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,204,833	0
Others | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	42,717	24,694
Others | Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	3,363	20,501
Corporate Sector [Member] | Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	3,650,072	3,179,751
Corporate Sector [Member] | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,060,133	1,064,268
Corporate Sector [Member] | Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	242,827	276,721
Financial Sector [Member] | Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	1,119,315	805,863
Financial Sector [Member] | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	145,662	543,256
Financial Sector [Member] | Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	262,990	520,026
Funds and ETF Sector [Member] | Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	0	2,159
Funds and ETF Sector [Member] | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	22,628	32,425
Funds and ETF Sector [Member] | Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	44,019	97,254
Government Sectors [member] | Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	10,844,747	11,757,757
Government Sectors [member] | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	0	0
Government Sectors [member] | Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum Exposure to Credit Risk	$ 0	$ 0